DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Derivative [Line Items]
Accumulated Other Comprehensive Loss	$ 4,555	$ (13,891)	$ (23,453)	$ (11,478)
Unrealized net gains (losses):	51		247
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Accumulated Other Comprehensive Loss	6,050	(18,423)	(31,473)	(15,377)
Cost of Sales
Derivative [Line Items]
Realized net (losses):	(11,964)	520	(20,652)	197
Unrealized net gains (losses):	2,235	140	(2,057)	217
Other Income (Expense), net
Derivative [Line Items]
Realized net (losses):	(452)	(329)	(652)	236
Unrealized net gains (losses):	(349)	(1,285)	1,609	(246)
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Accumulated Other Comprehensive Loss	9,497	(5,436)	(15,562)	3,265
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Accumulated Other Comprehensive Loss		0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Accumulated Other Comprehensive Loss		0	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net (losses):	(73)		(113)
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses):	(9,251)	(71)	(15,052)	381
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses):	(1,105)	407	(465)	(368)
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized net gains (losses):			0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized net gains (losses):	848	(494)	(1,199)	(417)
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net (losses):	(1,535)	184	(5,022)	184
Unrealized net gains (losses):	1,443	634	(561)	634
Foreign currency forward contracts: | Other Income (Expense), net
Derivative [Line Items]
Realized net (losses):			0
Foreign currency forward contracts: | Other Income (Expense), net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses):			0	0
Foreign currency forward contracts: | Other Income (Expense), net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses):			0	0
Foreign currency forward contracts: | Other Income (Expense), net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized net gains (losses):			0	0
Foreign currency forward contracts: | Other Income (Expense), net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized net gains (losses):			0	0
Foreign currency forward contracts: | Other Income (Expense), net | Fair value hedges
Derivative [Line Items]
Realized net (losses):	(452)	(329)	(652)	236
Unrealized net gains (losses):	(400)	(1,285)	392	(246)
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Accumulated Other Comprehensive Loss			0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Unrealized net gains (losses):	(56)		(297)
Bunker fuel hedges | Other Income (Expense), net
Derivative [Line Items]
Unrealized net gains (losses):			0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Accumulated Other Comprehensive Loss	(3,447)	$ (12,987)	(15,911)	(18,642)
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net gains (losses):			0	0
Interest rate swap contracts: | Other Income (Expense), net
Derivative [Line Items]
Unrealized net gains (losses):	$ 51		$ 1,217	$ 0